Ordinary shares and treasury stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Ordinary stock, shares issued		1,550,071,169
Stock Repurchased, Value | ¥	¥ 691,464		¥ 343,817		¥ 16,228
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		980,871,169		980,871,169
Stock repurchased, Shares	107,601,530	107,601,530	59,088,885	59,088,885	4,171,000	4,171,000
Stock Repurchased, Value | $		$ 97.9		$ 51.0		$ 2.5
Weighted Average Price per shares | $ / shares		$ 0.91		$ 0.86		$ 0.6
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		569,200,000		569,200,000
Ordinary stock, shares sold	0	0	10,000,000	10,000,000	1,800,000	1,800,000